Commitments and Contingencies - Schedule of Other Pertinent Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 285	$ 245	$ 834	$ 644	$ 918
Short-term lease costs	5	5	17	9	14
Variable lease costs	52	58	211	153	191
Operating cash flows paid for amounts in the measurement of operating lease liabilities	284	261	815	708	807
Operating lease assets obtained in exchange for lease obligations	$ 62	$ 1,370	$ 936	$ 1,686	$ 1,677